State Street SPDR SP 500 Scored and Screened ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Scored & Screened Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.63%		15.36%	17.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	15.77%	14.82%
State Street SPDR SP 500 Scored and Screened ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.48%		15.22%	17.11%
Performance Inception Date	Jul. 28, 2020
State Street SPDR SP 500 Scored and Screened ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.16%		14.83%	16.70%
State Street SPDR SP 500 Scored and Screened ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.13%		12.17%	13.83%